UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund: BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Florida

            Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Florida — 138.2%
Corporate — 4.1%
Hillsborough County IDA, Refunding RB, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	$1,000	$1,199,720
Palm Beach County Solid Waste Authority, Refunding RB, 5.00%, 10/01/20	2,000	2,476,040
		3,675,760
County/City/Special District/School District — 55.4%
Broward County School Board Florida, COP, Refunding, Series A, 5.00%, 7/01/20	2,000	2,396,180
Broward County School Board Florida, COP, Series A (AGM), 5.25%, 7/01/22	2,500	2,931,650
City of Jacksonville Florida, Refunding RB, Better Jacksonville Sales Tax, 5.00%, 10/01/20	4,000	4,840,280
County of Hillsborough Florida, RB (AMBAC), 5.00%, 11/01/20	5,545	6,490,256
County of Miami-Dade Florida, RB, Sub-Series B (NPFGC), 5.60%, 10/01/32 (a)	7,560	2,515,666
County of Miami-Dade Florida, Refunding RB, Sub-Series A (NPFGC) (a):
5.24%, 10/01/19	5,365	3,751,476
5.29%, 10/01/20	10,000	6,613,900
County of Orange Florida, Refunding RB, Series A (NPFGC), 5.13%, 1/01/13 (b)	2,200	2,217,886
Florida State Board of Education, GO, Refunding:
Capital Outlay, Series B, 5.00%, 6/01/20	485	600,158
Public Education, Series I, 5.00%, 6/01/13 (b)	115	119,344
Public Education, Series I, 5.00%, 6/01/18	385	399,541
Hillsborough County School Board, COP (NPFGC), 5.00%, 7/01/13 (b)	1,000	1,031,480
Miami-Dade County Educational Facilities Authority Florida, RB, University of Miami, Series A (AMBAC), 5.00%, 4/01/14 (b)	1,000	1,065,210
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/21	4,000	4,677,040
Northern Palm Beach County Improvement District, Special Assessment Bonds, Refunding, Water Control & Improvement District No. 43, Series B (ACA), 4.50%, 8/01/22	1,000	1,019,210
Sterling Hill Community Development District, Special Assessment Bonds, Refunding, Series A, 6.10%, 5/01/23	3,490	3,387,534

	Par (000)	Value
Municipal Bonds

Florida (continued)
County/City/Special District/School District (concluded)
Stevens Plantation Improvement Project Dependent Special District, RB, 6.38%, 5/01/13 (c)(d)	$2,425	$1,820,642
Village Center Community Development District, RB, Sub-Series B, 6.35%, 1/01/18	2,000	2,032,780
Village Community Development District No. 5 Florida, Special Assessment Bonds, Series A, 6.00%, 5/01/22	975	1,005,605
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	955	734,834
		49,650,672
Education — 2.9%
Florida State Board of Governors, Refunding RB, University of Central Florida, Series A, 5.00%, 7/01/18	500	592,340
Florida State Higher Educational Facilities Financial Authority, Refunding RB, University of Tampa Project, Series A, 5.00%, 4/01/20	1,000	1,158,370
Orange County Educational Facilities Authority, RB, Rollins College Project (AMBAC), 5.25%, 12/01/22	725	822,505
		2,573,215
Health — 18.6%
Highlands County Health Facilities Authority, Refunding RB, Hospital, Adventist Health, Series I, 5.00%, 11/15/20	2,155	2,543,977
Hillsborough County IDA, RB, H. Lee Moffitt Cancer Center Project,
Series A, 5.25%, 7/01/22	1,500	1,644,195
Marion County Hospital District Florida, Refunding RB, Health System, Munroe Regional, 5.00%, 10/01/22	1,500	1,662,570
Orange County Health Facilities Authority, RB, Hospital, Adventist Health System, 5.63%, 11/15/12 (b)	3,000	3,036,240
Orange County Health Facilities Authority, Refunding RB, Mayflower Retirement Center:
3.00%, 6/01/15	200	203,270
3.00%, 6/01/16	140	141,870
3.00%, 6/01/17	190	192,005
3.25%, 6/01/18	195	199,066
3.50%, 6/01/19	200	203,286
Palm Beach County Health Facilities Authority, Refunding RB:
Acts Retirement-Life Communities, Inc., 5.00%, 11/01/22	4,735	5,324,697

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2012	1

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Florida (continued)
Health (concluded)
Palm Beach County Health Facilities Authority, Refunding RB (concluded):
Bethesda Healthcare System Project, Series A (AGM), 5.00%, 7/01/20	$1,285	$1,546,086
		16,697,262
Housing — 2.0%
Florida Housing Finance Corp., RB, Homeowner Mortgage, Series 2, AMT (Ginnie Mae), 4.70%, 7/01/22	885	937,073
Jacksonville Housing Finance Authority, Refunding RB, Series A-1, AMT (Ginnie Mae), 5.63%, 10/01/39	365	392,784
Manatee County Housing Finance Authority, RB, Series A, AMT (Fannie Mae), 5.90%, 9/01/40	395	429,681
		1,759,538
State — 19.4%
Florida Municipal Loan Council, RB:
CAB, Series A (NPFGC), 3.73%, 4/01/20 (a)	4,000	3,040,520
Series D (AGM), 5.00%, 10/01/19	1,050	1,260,966
Series D (AGM), 4.00%, 10/01/20	1,105	1,256,076
Series D (AGM), 4.00%, 10/01/21	500	566,225
Florida State Board of Education, GO, Public Education, Series J (AMBAC), 5.00%, 6/01/24	6,150	6,382,962
Florida State Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 6/01/20	1,000	1,254,670
Florida State Department of Environmental Protection, Refunding RB, Series A, 5.00%, 7/01/20	3,000	3,679,770
		17,441,189
Transportation — 16.1%
Broward County Florida Airport System Revenue, Refunding RB, Series P-1, AMT, 5.00%, 10/01/20	2,500	2,945,825
Broward County Florida Port Facilities Revenue, Refunding RB, Series B, AMT, 5.00%, 9/01/20	2,500	2,920,050
County of Lee Florida Transportation Facilities, Refunding RB, Series B (AMBAC):
5.00%, 10/01/20	2,250	2,383,920
5.00%, 10/01/22	3,000	3,156,450
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB, 5.00%, 7/01/20	550	671,979
Greater Orlando Aviation Authority, Refunding RB, Series C, 5.00%, 10/01/20	1,130	1,384,917

	Par (000)	Value
Municipal Bonds

Florida (concluded)
Transportation (concluded)
Jacksonville Florida Port Authority, Refunding RB, AMT, 4.00%, 11/01/20	$865	$942,365
		14,405,506
Utilities — 19.7%
City of Deltona Florida, RB (NPFGC), 5.00%, 10/01/23	1,095	1,120,590
City of Marco Island Florida Utility System, RB (NPFGC):
5.25%, 10/01/13 (b)	1,000	1,045,470
5.00%, 10/01/22	2,000	2,081,300
5.00%, 10/01/23	1,375	1,425,215
County of Miami-Dade Florida Water & Sewer System, Refunding RB, System, Series B (AGM), 5.25%, 10/01/19	4,000	4,958,960
Tohopekaliga Water Authority, RB, Series B (AGM):
5.00%, 10/01/22	1,975	2,058,266
5.00%, 10/01/23	1,180	1,229,749
Tohopekaliga Water Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/21	3,630	3,784,094
		17,703,644
Total Municipal Bonds in Florida		123,906,786

Guam — 0.4%
Utilities — 0.4%
Guam Power Authority, Refunding RB, Series A, 5.00%, 10/01/20	310	361,888
Puerto Rico — 1.9%
State — 1.9%
Commonwealth of Puerto Rico, GO, Public Improvement (AGM), 5.50%, 7/01/19	1,000	1,166,130
Puerto Rico Sales Tax Financing Corp., Refunding RB, Sales Tax Revenue, Series C, 5.00%, 8/01/22	415	497,066
Total Municipal Bonds in Puerto Rico		1,663,196

Total Municipal Bonds – 140.5%		125,931,870

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2012	2

Schedule of Investments (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)

Florida — 0.6%
Housing — 0.6%
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	$540	$574,025
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 0.6%		574,025
Total Long-Term Investments (Cost – $120,279,655) – 141.1%		126,505,895

	Shares
Short-Term Securities

BIF Florida Municipal Money Fund. 0.00% (f)(g)	5,488,475	5,488,475
Total Short-Term Securities (Cost – $5,488,475) – 6.1%		5,488,475
Total Investments (Cost – $125,768,130*) – 147.2%		131,994,370
Other Assets Less Liabilities – 1.0%		910,139
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (0.4)%		(360,146)
AMPS, at Redemption Value – (47.8)%		(42,900,000)
Net Assets Applicable to Common Shares – 100.0%		$89,644,363

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$125,393,862
Gross unrealized appreciation	$7,166,382
Gross unrealized depreciation	(925,874)
Net unrealized appreciation	$6,240,508

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Non-income producing security.
(e)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(f)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income

BIF Florida Municipal Money Fund	781,042	4,707,433	5,488,475	$—

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Obligation
Ginnie Mae	Government National Mortgage Obligation
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	October 31, 2012	3

Schedule of Investments (concluded)	BlackRock Florida Municipal 2020 Term Trust (BFO)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$126,505,895	—	$126,505,895
Short-Term Securities	$5,488,475	—	—	5,488,475
Total	$5,488,475	$126,505,895	—	$131,994,370

[1]	See above Schedule of Investments for values in each sector.

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(54,321)	—	$(54,321)
TOB trust certificates	—	(360,000)	—	(360,000)
Total	—	$(414,3221)	—	$(414,321)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK FLORIDA MUNICIPAL 2020 TERM TRUST	OCTOBER 31, 2012	4

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date:	December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date:	December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Florida Municipal 2020 Term Trust

Date:	December 21, 2012